Additional Disclosures in the Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Reconciliation of Cash and Cash Equivalents
The table below presents the reconciliation between the item “Cash and cash equivalents” in the Statement of Cash Flows and the relevant accounting items of the Statement of financial position:

Description	12/31/2023	12/31/2022	12/31/2021
Cash and deposits in banks	1,203,105,095	778,796,544	1,045,370,900
Debt securities at fair value through profit or loss	133,754,676		29,481
Other debt securities	43,575,623	1,553,777,415	831,532,788
Loans and other financing	4,042,417	2,757,956	3,116,407

Total	1,384,477,811	2,335,331,915	1,880,049,576

Summary of Additional Information on Operational Cash Flows Interest
The following table shows additional information on operational cash flows interest:

Composition	12/31/2023	12/31/2022	12/31/2021
Interest paid	(1,566,575,130)	(732,306,511)	(749,957,529)
Interest collected	2,297,432,458	1,825,117,787	1,310,191,918

Total	730,857,328	1,092,811,276	560,234,389

Summary of Additional Information of Changes in Liabilities Arising from Financing Activities
The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2023 (lease liabilities changes are disclosed in Note 22):

Composition	Financing received from the Central Bank of Argentina and other financial institutions	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	7,627,436	8,456,451	224,617,825
Cash flow items
Proceeds		29,477,155
Payments	(7,598,036)	(4,877,812)	(12,943,001)
Non-cash flow items
Movement in accrued interest	2,048,973	1,652,176	14,180,562
Derecognition or substantial modification of financial liabilities	15,117,373	1,521,405	(507,813)
Difference in quoted prices of foreign currency	11,453,826	38,301,446	332,838,147
Monetary effects	(8,850,561)	(15,666,808)	(229,957,927)

Ending balance	19,799,011	58,864,013	328,227,793